Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued Expenses and Other Payables
11.
ACCRUED EXPENSES AND OTHER PAYABLES

The components of accrued expenses and other payables are as follows:

	As of December 31,
	2023	2024
	RMB	RMB	US$
	(in thousands)
Accrued expenses	1,591,299	1,633,122	223,737
Accrued rebates	461,722	378,390	51,839
Payroll and welfare payable	577,671	540,205	74,008
Payable for share repurchase	—	140,279	19,218
Operating lease liabilities - current portion	106,953	73,610	10,085
VAT and surcharges payable	54,800	53,704	7,357
Users’ and third parties’ deposits	43,487	45,942	6,294
Payable for purchase of fixed assets	39,795	27,763	3,804
Professional service fees	26,681	15,650	2,144
Deposit from customers	10,606	9,240	1,266
Payable for exercise of share-based awards	2,714	3,616	495
Others	16,499	10,348	1,420
	2,932,227	2,931,869	401,667